13. Stock Options (Details) - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Stock Options Details
Number of Options Outstanding, Beginning	61,000	55,000
Number of Options Granted	4,000	11,000
Number of Options Exercised	20,000	5,000
Number of Options Forfeited	(6,500)	0
Number of Options Outstanding, Ending	38,500	61,000
Number of Options Exercisable	27,200	48,300
Weighted Average Exercise Price Outstanding, Beginning		$ 3.11
Weighted Average Exercise Price Granted	$ 2.80	3.53
Weighted Average Exercise Price Exercised	2.56	1.35
Weighted Average Exercise Price Forfeited	3.07	0
Weighted average fair value per share of options granted	$ 2.80	$ 3.53